S-K 1602(c) Dilution	Dec. 31, 2025 USD ($) $ / shares shares
No Over- allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.18
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.82
Net Tangible Book Value	$ (125,012)
Net Tangible Book Value, Adjusted	$ 98,424,729
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	3,833,333
Number of Shares Used, Adjustment (in Shares) | shares	13,703,333
No Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.58
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.42
Net Tangible Book Value	$ (125,012)
Net Tangible Book Value, Adjusted	$ 73,724,729
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	3,833,333
Number of Shares Used, Adjustment (in Shares) | shares	11,203,333
No Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.64
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.36
Net Tangible Book Value	$ (125,012)
Net Tangible Book Value, Adjusted	$ 49,024,729
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	3,833,333
Number of Shares Used, Adjustment (in Shares) | shares	8,703,333
No Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.93
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.07
Net Tangible Book Value	$ (125,012)
Net Tangible Book Value, Adjusted	$ 24,324,729
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	3,833,333
Number of Shares Used, Adjustment (in Shares) | shares	6,203,333
No Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.1)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 10.1
Net Tangible Book Value	$ (125,012)
Net Tangible Book Value, Adjusted	$ (375,271)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	3,833,333
Number of Shares Used, Adjustment (in Shares) | shares	3,703,333
Full Over- allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.19
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.81
Net Tangible Book Value	$ (125,012)
Net Tangible Book Value, Adjusted	$ 113,113,629
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	3,833,333
Number of Shares Used, Adjustment (in Shares) | shares	15,730,333
Full Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.59
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.41
Net Tangible Book Value	$ (125,012)
Net Tangible Book Value, Adjusted	$ 84,708,629
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	3,833,333
Number of Shares Used, Adjustment (in Shares) | shares	12,855,333
Full Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.63
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.37
Net Tangible Book Value	$ (125,012)
Net Tangible Book Value, Adjusted	$ 56,303,629
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	3,833,333
Number of Shares Used, Adjustment (in Shares) | shares	9,980,333
Full Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.92
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.08
Net Tangible Book Value	$ (125,012)
Net Tangible Book Value, Adjusted	$ 27,898,629
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	3,833,333
Number of Shares Used, Adjustment (in Shares) | shares	7,105,333
Full Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.12)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 10.12
Net Tangible Book Value	$ (125,012)
Net Tangible Book Value, Adjusted	$ (506,371)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	3,833,333
Number of Shares Used, Adjustment (in Shares) | shares	4,230,333
Public Units [Member] | No Over- allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.21
Public Units [Member] | No Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.61
Public Units [Member] | No Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.67
Public Units [Member] | No Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.96
Public Units [Member] | No Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.09)
Public Units [Member] | Full Over- allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.22
Public Units [Member] | Full Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.62
Public Units [Member] | Full Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.66
Public Units [Member] | Full Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.95
Public Units [Member] | Full Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ (0.07)
Net proceeds from this offering and the sale of private units [Member] | No Over- allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ 101,550,000
Net proceeds from this offering and the sale of private units [Member] | No Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	101,550,000
Net proceeds from this offering and the sale of private units [Member] | No Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	101,550,000
Net proceeds from this offering and the sale of private units [Member] | No Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	101,550,000
Net proceeds from this offering and the sale of private units [Member] | No Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	101,550,000
Net proceeds from this offering and the sale of private units [Member] | Full Over- allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	116,595,000
Net proceeds from this offering and the sale of private units [Member] | Full Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	116,595,000
Net proceeds from this offering and the sale of private units [Member] | Full Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	116,595,000
Net proceeds from this offering and the sale of private units [Member] | Full Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	116,595,000
Net proceeds from this offering and the sale of private units [Member] | Full Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	116,595,000
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | No Over- allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	93,641
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | No Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	93,641
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | No Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	93,641
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | No Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	93,641
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | No Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	93,641
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Full Over- allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	93,641
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Full Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	93,641
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Full Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	93,641
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Full Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	93,641
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Full Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	93,641
Overallotment Liability [Member] | No Over- allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(93,900)
Overallotment Liability [Member] | No Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(93,900)
Overallotment Liability [Member] | No Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(93,900)
Overallotment Liability [Member] | No Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(93,900)
Overallotment Liability [Member] | No Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(93,900)
Overallotment Liability [Member] | Full Over- allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Full Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Full Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Full Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Full Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Deferred Underwriting Commissions [Member] | No Over- allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(3,000,000)
Deferred Underwriting Commissions [Member] | No Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(2,625,000)
Deferred Underwriting Commissions [Member] | No Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(2,250,000)
Deferred Underwriting Commissions [Member] | No Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(1,875,000)
Deferred Underwriting Commissions [Member] | No Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(1,500,000)
Deferred Underwriting Commissions [Member] | Full Over- allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(3,450,000)
Deferred Underwriting Commissions [Member] | Full Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(3,018,750)
Deferred Underwriting Commissions [Member] | Full Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(2,587,500)
Deferred Underwriting Commissions [Member] | Full Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(2,156,250)
Deferred Underwriting Commissions [Member] | Full Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(1,725,000)
Redemptions [Member] | No Over- allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Redemptions [Member] | No Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(25,075,000)
Redemptions [Member] | No Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(50,150,000)
Redemptions [Member] | No Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(75,225,000)
Redemptions [Member] | No Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(100,300,000)
Redemptions [Member] | Full Over- allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Redemptions [Member] | Full Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(28,836,250)
Redemptions [Member] | Full Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(57,672,500)
Redemptions [Member] | Full Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(86,508,750)
Redemptions [Member] | Full Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ (115,345,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Over- allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(500,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(500,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(5,000,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(500,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(500,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Full Over- allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Full Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Full Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Full Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Full Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares offered [Member] | No Over- allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	10,000,000
Ordinary shares offered [Member] | No Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	10,000,000
Ordinary shares offered [Member] | No Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	10,000,000
Ordinary shares offered [Member] | No Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	10,000,000
Ordinary shares offered [Member] | No Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	10,000,000
Ordinary shares offered [Member] | Full Over- allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	11,500,000
Ordinary shares offered [Member] | Full Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	11,500,000
Ordinary shares offered [Member] | Full Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	11,500,000
Ordinary shares offered [Member] | Full Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	11,500,000
Ordinary shares offered [Member] | Full Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	11,500,000
Private shares [Member] | No Over- allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	370,000
Private shares [Member] | No Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	370,000
Private shares [Member] | No Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	370,000
Private shares [Member] | No Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	370,000
Private shares [Member] | No Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	370,000
Private shares [Member] | Full Over- allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	397,000
Private shares [Member] | Full Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	397,000
Private shares [Member] | Full Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	397,000
Private shares [Member] | Full Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	397,000
Private shares [Member] | Full Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	397,000
Ordinary shares redeemed [Member] | No Over- allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares redeemed [Member] | No Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(2,500,000)
Ordinary shares redeemed [Member] | No Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(5,000,000)
Ordinary shares redeemed [Member] | No Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(7,500,000)
Ordinary shares redeemed [Member] | No Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(10,000,000)
Ordinary shares redeemed [Member] | Full Over- allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares redeemed [Member] | Full Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(2,875,000)
Ordinary shares redeemed [Member] | Full Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(5,750,000)
Ordinary shares redeemed [Member] | Full Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(8,625,000)
Ordinary shares redeemed [Member] | Full Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(11,500,000)